FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Company's financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2013 and 2012:

	Fair value measurements using input type
	December 31, 2013
	Level 1	Level 2	Level 3	Total

Assets:
Equity securities	$4,051	$-	$-	$4,051
Government and corporate debentures	14,210	215	-	14,425
Foreign currency derivative contracts	-	-	-	-

Total financial assets	18,261	215	-	18,476

Liabilities:
Contingent consideration (*)	-	-	13,740	13,740

Total financial liabilities	-	-	13,740	13,740

Redeemable non-controlling interest (*)	$-	$-	$23,529	$23,529

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$2,100	$-	$-	$2,100
Government and corporate debentures	12,860	237	-	13,097
Foreign currency derivative contracts	-	253	-	253

Total financial assets	14,960	490	-	15,450

Liabilities:
Contingent consideration (*)	-	-	12,022	12,022

Total financial liabilities	-	-	12,022	12,022

Redeemable non-controlling interest (*)	$-	$-	$22,117	$22,117

(*)	The fair value of redeemable non-controlling interest and contingent consideration was determined based on the present value of the future expected cash flow.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table summarizes the Company’s activity with respect to those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,
	2012	2013

Carrying value as of January 1	$2,233	$-
Sale of financial assets	(2,331)	-
Net changes in fair value	67	-
Realized gain	31	-

Carrying value as of December 31	$-	$-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31,
	2012	2013

Carrying value as of January 1	$15,059	$34,139
Acquisition of new subsidiary	28,209	-
Increase of contingent consideration	-	2,459
Repayment of contingent consideration	(8,907)	(1,313)
Exchange differences	177	2,474
Net income attributable to redeemable non-controlling interests	-	546
Net changes in fair value	(399)	(1,036)

Carrying value as of December 31	$34,139	$37,269